Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Increase in valuation allowance			$ 42,500,000	$ 24,000,000
Federal net operating loss carryforwards			213,900,000
State net operating loss carryforwards			206,200,000
Loss before income taxes	$ 50,981,000	$ 53,208,000	152,166,000	128,344,000
Unrecognized tax benefits			0	0
Unrecognized tax positions, accrued interest or penalties			0	0
Income tax benefits	$ 0	$ 0	(24,000)	$ 45,000
U.S. Federal [Member] | Research and Developments Tax Credits [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards			$ 5,700,000
Research and development tax credit carryforwards expiration year			2040
State and Local Jurisdiction [Member] | Research and Developments Tax Credits [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards			$ 700,000
Research and development tax credit carryforwards expiration year			2035